Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy and Practices on Timing of Granting Options
While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, our practice generally is to not grant any such awards at a time when we are in possession of material nonpublic information and we generally do not grant stock options or similar awards (i) during trading blackout periods established under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information. In addition, we do not time the disclosure of material nonpublic for the purpose of affecting the value of executive compensation. Notwithstanding the foregoing, due to an extended process of deliberation by the Compensation Committee in respect of long-term incentive awards for fiscal 2024, the Company awarded stock options to its executive team in July 2024 (during a blackout period, but approximately one month prior to issuing Q2 2024 earnings).

Award Timing Method	long-term incentive awards
Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false